Annual Total Returns[BarChart] - Brandes Small Cap Value Fund - I		2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	[1]	(6.44%)	33.30%	25.93%	9.67%	(0.57%)	31.62%	4.10%	(10.65%)	12.82%	20.38%

[1]	A prior version of the statutory prospectus dated July 1, 2020 containedincorrect information in this chart.